Basic and Diluted Net income / (loss) Per Share (Schedule of Basic and Diluted Net income / (loss) Per Share) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income/(loss) from continuing operations	$ (23,976)	$ (2,370)	$ 28,269
Net loss from discontinued operations	(207)	(12,096)	(18,407)
Net income/(loss)	(24,183)	(14,466)	9,862
Less: Net (loss) attributable to the non-controlling interest	(72)	(1,299)	(950)
Net income/(loss) attributable to Xunlei Limited	(24,111)	(13,167)	10,812
Deemed dividend to certain shareholders from repurchase of shares			(14,926)
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering			(49,346)
Deemed dividend to preferred shareholders upon IPO			(32,807)
Net loss attributable to Xunlei Limited’s common shareholders	(24,111)	(13,167)	(105,366)
Numerator of basic net loss per share from continuing operations	(23,904)	(1,071)	(86,959)
Net loss from discontinued operations	(207)	(12,096)	(18,407)
Numerator for diluted loss per share from continuing operations	(23,904)	(1,071)	(86,959)
Numerator for diluted loss per share from discontinued operations	$ (207)	$ (12,096)	$ (18,407)
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	334,155,668	335,987,595	194,711,227
Denominator for diluted net loss per share	334,155,668	335,987,595	194,711,227
Basic net loss per share from continuing operations	$ (0.07)	$ (0.00)	$ (0.45)
Basic net loss per share from discontinued operations	(0.00)	(0.04)	(0.09)
Diluted net loss per share from continuing operations	(0.07)	(0.00)	(0.45)
Diluted net loss per share from discontinued operations	$ (0.00)	$ (0.04)	$ (0.09)
Series D Preferred Stock [Member]
Numerator:
Accretion to convertible redeemable preferred shares redemption value			$ (1,870)
Deemed dividend to preferred shareholders			(279)
Series C To One Series C [Member]
Numerator:
Contingent beneficial conversion feature			(57)
Series E Preferred Shares [Member]
Numerator:
Accretion to convertible redeemable preferred shares redemption value			(12,754)
Amortization of beneficial conversion feature			(4,139)
Acceleration of amortization of beneficial conversion feature of Series E upon initial public offering			$ (49,346)